Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000127985
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 10,000	$ 14,920	$ 14,968	$ 14,229	$ 15,135	$ 14,586	$ 11,327	$ 10,618	$ 11,165	$ 10,507	$ 9,537
C000121122
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 10,000	15,212	15,234	14,457	15,346	14,765	11,444	10,709	11,238	10,553	9,558
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Account Value	$ 10,000	11,898	11,297	10,745	10,584	10,579	10,522	10,295	10,110	10,029	10,003
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Account Value	$ 10,000	11,898	11,297	10,745	10,584	10,579	10,522	10,295	10,110	10,029	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138